Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2018
Convertible redeemable preferred shares
Schedule of rollforward of carrying amounts of Preferred Share

Balance as of January 1, 2016	1,976,855
Issuance of Preferred Shares	133,568
Change in redemption value	(2,110,423)
Balance as of December 31, 2016	—